MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Impairment of Long-Lived Assets Held-for-use		30.2
Goodwill, Impairment Loss		56.7
Asset Impairment and Other Charges	0	86.9
Port Alberni [Member]
Impairment of Long-Lived Assets Held-for-use		17.3
Powell River [Member]
Impairment of Long-Lived Assets Held-for-use		12.9